Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at March 31, 2021 and December 31, 2020, consisted of the following (amounts in thousands):

	March 31 2021	December 31 2020
Computers and hardware	$836	$624
Furniture and fixtures	12,006	10,099
Lab equipment	43,342	37,051
Leasehold improvements	12,935	12,154
Construction-in-progress	24,596	16,078

	93,715	76,006
Accumulated depreciation and amortization	(34,182)	(32,310)

Property and equipment, net	$59,533	$43,696

Property and equipment at December 31, 2020 and 2019, consisted of the following (amounts in thousands):

	December 31,
	2020	2019
Computers and hardware	$624	$598
Furniture and fixtures	10,099	4,755
Lab equipment	37,051	25,919
Leasehold improvements	12,154	12,005
Construction-in-progress	16,078	8,610

	76,006	51,887
Accumulated depreciation and amortization	(32,310)	(26,395)

Property and equipment, net	$43,696	$25,492